CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (9,095,263)	$ (6,364,096)	$ (13,690,947)	$ (11,814,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	783,260	261,917	743,274	205,629
Depreciation and amortization	204,186	188,336	386,686	321,984
Change in fair value of warrant liability	(442,134)	793,591	3,431,865	1,563,439
Changes in non-cash working capital balances:
Other current assets	(621,080)	333,616	189,906	34,584
Accounts payable	792,062	(196,534)	214,138	266,217
Accrued liabilities	(393,632)	(83,271)	283,983	250,122
Operating lease assets and liabilities, net	4,137	(66)	21,543	(6,114)
Cash used in operating activities	(8,768,464)	(5,066,508)	(8,419,553)	(9,167,965)
Investing activities:
Purchase of equipment	(37,409)	(22,682)	(241,203)	(31,107)
Cash used in investing activities	(37,409)	(22,682)	(241,203)	(1,006,107)
Financing activities:
Proceeds from issuance of Common Stock, net of cost	15,287,860
Federal Grants		231,000
Cash provided by financing activities	15,434,902	9,846,077	13,593,691	10,123,064
Increase in cash and cash equivalents during the period	6,629,030	4,756,887	4,932,935	(51,038)
Cash and cash equivalents, beginning of the period	10,468,645	5,535,710	5,535,710	5,586,748
Cash and cash equivalents, end of the period	17,097,675	10,292,599	10,468,645	5,535,710
Noncash investing and financing activities:
Increase in right of use asset and lease liability from lease extension		245,120
Cashless exercise of warrant	926,335
Series B Preferred Stock
Financing activities:
Proceeds from issuances of preferred stock, net		$ 9,615,077	9,615,078	$ 10,123,064
Series C Preferred Stock
Financing activities:
Proceeds from issuances of preferred stock, net	$ 147,042		$ 3,978,613